REGULATORY CAPITAL AND CITIGROUP, INC. PARENT COMPANY INFORMATION - Condensed Balance Sheets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 32,108,000,000	$ 29,885,000,000	$ 36,453,000,000	$ 28,701,000,000
Trading account assets	296,786,000,000	285,928,000,000
Other assets	122,122,000,000	124,919,000,000
Total assets	1,842,181,000,000	1,880,035,000,000
Liabilities
Trading account liabilities	139,036,000,000	108,762,000,000
Short-term borrowings	58,335,000,000	58,944,000,000
Long-term debt	223,080,000,000	221,116,000,000
Other liabilities	85,084,000,000	59,935,000,000
Total liabilities	1,630,485,000,000	1,674,249,000,000
Total Citigroup stockholders’ equity	210,185,000,000	203,992,000,000
Total liabilities and equity	1,842,181,000,000	1,880,035,000,000
Citigroup Inc.
Assets
Cash and due from banks	125,000,000	233,000,000	153,000,000	3,000,000
Trading account assets	604,000,000	184,000,000
Investments	830,000,000	1,032,000,000
Advances to Affiliate	77,951,000,000	83,110,000,000
Investments in Subsidiaries	211,353,000,000	203,739,000,000
Other assets	110,559,000,000	105,823,000,000
Total assets	401,422,000,000	394,121,000,000
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	185,000,000	185,000,000
Trading account liabilities	762,000,000	165,000,000
Short-term borrowings	1,075,000,000	382,000,000
Long-term debt	149,512,000,000	156,804,000,000
Advances from subsidiaries other than banks	27,430,000,000	24,181,000,000
Other liabilities	12,273,000,000	8,412,000,000
Total liabilities	191,237,000,000	190,129,000,000
Total Citigroup stockholders’ equity	210,185,000,000	203,992,000,000
Total liabilities and equity	401,422,000,000	394,121,000,000
Citibank, N.A.
Assets
Other assets	42,700,000,000	43,300,000,000
Liabilities
Other assets which have a remaining term of less than 30 days	$ 33,900,000,000	$ 33,600,000,000